Expenses by category (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Depletion / Depreciation	$ (12,132)	$ (13,407)
Total cost of goods sold	91,590	119,718
Cost of sales [member]
IfrsStatementLineItems [Line Items]
Direct Industrial processing and mine cost	(55,428)	(75,026)
Transportation	(17,756)	(16,923)
Royalties (1)	(3,692)	(5,313)
Other (2)	(6,430)	(8,775)
Depletion / Depreciation	(8,284)	(13,681)
Total cost of goods sold	$ (91,590)	$ (119,718)